MEMORANDUM OF CHANGES

                         ADVISORS DISCIPLINED TRUST 1015

     The Prospectus and the Trust Agreement filed with Amendment No. 1 to the Registration Statement on Form S-6 have been revised to reflect information regarding the execution of the Trust Agreement and the deposit of Securities on April 17, 2013 and to set forth certain statistical data based thereon. In addition, there are a number of other changes described below.


                                 THE PROSPECTUS

COVER PAGE.    The date of the prospectus has been revised.

PAGE 2. The date and percentage in the third paragraph under "Investment Summary--Principal Investment Strategy" have been completed.

PAGE 3. The percentage of funds in the portfolio classified as "non-diversified" under the Investment Company Act of 1940 has been completed.

PAGE 4. The "Essential Information", the "Fees and Expenses" and the "Example" table have been updated and completed.

PAGES 5-7.     The "Portfolio" and notes thereto have been completed.

PAGE 8. The percentage in the fourth paragraph under "Understanding Your Investment--The Covered Call Strategy" has been completed.

PAGE 31. The Report of Independent Registered Public Accounting Firm and the Statement of Financial Condition have been completed.

BACK COVER.    The date of the prospectus and file number have been completed.


                               THE TRUST AGREEMENT

The Trust Agreement has been conformed to reflect the execution thereof.



                              CHAPMAN AND CUTLER LLP

April 17, 2013









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